Provisions and other non-financial liabilities - Changes in Provisions (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure Of Provisions And Other Non-Financial Liabilities [Line Items]
Total provisions, initial balance	$ 452,772	$ 1,361,199	$ 378,704
Changes
Additional provisions	522,328	1,935,059	3,056,824
Provision used	(570,187)	(2,824,129)	(2,060,321)
Increase (decrease) in foreign currency exchange	(218)	(838)	(32)
Others	(40,181)	(18,519)	(13,976)
Total Increase (decreases)	(88,258)	(908,427)	982,495
Total provisions, ending balance	364,514	452,772	1,361,199
Legal complaints
Disclosure Of Provisions And Other Non-Financial Liabilities [Line Items]
Total provisions, initial balance	1,301	53,709	49,741
Changes
Additional provisions	17,333	266	3,981
Provision used	0	(52,707)	0
Increase (decrease) in foreign currency exchange	134	33	(1)
Others	(9,705)	0	(12)
Total Increase (decreases)	7,762	(52,408)	3,968
Total provisions, ending balance	9,063	1,301	53,709
Provision for dismantling, restoration and rehabilitation cost
Disclosure Of Provisions And Other Non-Financial Liabilities [Line Items]
Total provisions, initial balance	58,459	53,995	58,592
Changes
Additional provisions	0	12,127	7,085
Provision used	0	0	0
Increase (decrease) in foreign currency exchange	0	0	(35)
Others	(5,448)	(7,663)	(11,647)
Total Increase (decreases)	(5,448)	4,464	(4,597)
Total provisions, ending balance	53,011	58,459	53,995
Other provisions
Disclosure Of Provisions And Other Non-Financial Liabilities [Line Items]
Total provisions, initial balance	393,012	1,253,495	270,371
Changes
Additional provisions	504,995	1,922,666	3,045,758
Provision used	(570,187)	(2,771,422)	(2,060,321)
Increase (decrease) in foreign currency exchange	(352)	(871)	4
Others	(25,028)	(10,856)	(2,317)
Total Increase (decreases)	(90,572)	(860,483)	983,124
Total provisions, ending balance	$ 302,440	$ 393,012	$ 1,253,495